PIPE Investments (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Nov. 29, 2024	Nov. 01, 2024	Oct. 15, 2024	Sep. 30, 2024	May 23, 2024	Nov. 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 02, 2024	Feb. 26, 2024	Feb. 15, 2024	Dec. 31, 2022
PIPE Investments
Fair value							$ 315,796
Cash receipt							189,630
Operating bank account balance							103,072	$ 418,941				$ 736,605
Share buyback forward liabilities	$ 191,610						117,059
Recognized as additional paid-in capital							(71,050)
Offset receivable							76,469
Additional paid-in capital
PIPE Investments
Recognized as additional paid-in capital							(71,050)
Put option agreements with Geely HK and Etika
PIPE Investments
Obligation to maintain unrestricted cash							130,082	9,376
Change in fair values							287,709	$ 2,508
Current portion							$ 309,115
Meritz Put Option
PIPE Investments
Internal rate of return on investments							12.50%
Share price							$ 14
Repurchase of shares				17,500,000
Transfer from restricted cash account				$ 75,000
Transferred amount		$ 1,469							$ 75,000
Issuance of put options							$ 299,593
Changes in fair values of put options							130,082
Payment of waiver fee		$ 3,000
Fixed rate of interest		5.00%
Interest expense							7,958
Derecognized put option liabilities	$ 120,560
Current portion							309,115
Meritz Put Option | Put option agreements with Geely HK and Etika
PIPE Investments
Obligation to maintain unrestricted cash							130,082
Change in fair values							299,593
Current portion							$ 309,115
Mertiz investment
PIPE Investments
Threshold number of days in which required to deposit additional cash in restricted cash account							5 days
Threshold closing price required to permit withdrew cash							$ 7
Amount of fair value gain							$ 14,363
Threshold closing price required to terminate Cash Top Up Obligations							$ 14
Number of shares	17,500,000			17,500,000			17,500,000
Share buyback amount	12.50%
Authorized amount	$ 175,000
Share buyback forward liabilities were subsequently accreted							$ 193,528
Recognized as interest expenses							1,918
Mertiz investment | Additional paid-in capital
PIPE Investments
Recognized as additional paid-in capital	71,050
Mertiz investment | Minimum
PIPE Investments
Operating bank account balance	$ 175,000
Mertiz investment | Maximum
PIPE Investments
Operating bank account balance							175,000
U.S. treasury bonds
PIPE Investments
Fair value							315,796
Principal amount							325,000
US treasury securities
PIPE Investments
Amount withdrew					$ 189,613		$ 175,000
Cash receipt					$ 189,630
Yin Qing Holdings Limited | Meritz Put Option
PIPE Investments
Release of pledged shares			17,500,000
Yin Qing Holdings Limited | Meritz Put Option | Related party
PIPE Investments
Interests			7,000,000
Release of pledged shares							17,500,000
Aggregate cash amount deposited			$ 175,000
Meritz subscription agreements and PIPE subscription agreements
PIPE Investments
Number of shares issued								0
Meritz Subscription Agreement
PIPE Investments
Number of shares agreed to issue						50,000,000
Agreed investment amount						$ 500,000
Meritz Subscription Agreement | U.S. treasury bonds
PIPE Investments
Aggregate outstanding principal deposited in restricted securities account						325,000
Meritz Subscription Agreement | U.S. treasury bills
PIPE Investments
Aggregate outstanding principal deposited in restricted securities account						$ 312,616
Meritz Subscription Agreement | US treasury securities
PIPE Investments
Amount of aggregate principal amount to be deposited										$ 189,613
Fair value										$ 187,384
PIPE Subscription Agreements
PIPE Investments
Share price								$ 10
Refundable deposits in connection with the PIPE investments								$ 10,000
Investment interest rate								8.00%
PIPE Subscription Agreements | Geely
PIPE Investments
Agreed investment amount								$ 127,500
PIPE Subscription Agreements | Etika
PIPE Investments
Agreed investment amount								122,500
PIPE Subscription Agreements | PIPE Investors
PIPE Investments
Agreed investment amount								$ 94,713			$ 15,000
Share price											$ 10